RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Note 13—RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. (“BKCB”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. (“BKGI”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Tripod Enterprises Holding Limited (“Tripod”)	Entity indirectly controlled by a family member of Ms. Yu Yu

Kewen Holding Co. Limited (“Kewen Holding”)	Entity indirectly controlled by Mr. Guoqing Li

b)	The Company had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Purchases of goods
BKCB	4,280	4,100	—	—

Service fees
BKCB	5,129	3,716	3,716	590
BKGI	8,146	5,909	5,909	939

Consulting fees
Tripod	1,366	—	—	—
Kewen Holding	1,366	—	—	—

Repayment of loans
Ms. Yu Yu and Mr. Guoqing Li	380	—	—	—

The purchases from BKCB, service fees paid to BKCB and BKGI and consulting fees paid to Tripod and Kewen Holding were determined by the mutually agreed amounts and payment terms.

In March 2006, the Company entered into a service agreement with BKCB and BKGI. Pursuant to such agreement the Company was charged a 3% commission on the sales of media products related to children, economics and management. In August 2010, the Company entered into an amendment to the service agreement to revise the service fees from a percentage of relevant revenues to a fixed amount of RMB28,875 for the period from January 1, 2010 to December 31, 2012. The amendment also provides that the agreement will terminate on December 31, 2012 and will not be renewed. Such amount was paid by the Company in October 2010.

The consulting agreements were terminated effective from January 1, 2010.

The loans to Ms. Yu Yu and Mr. Guoqing Li were unsecured, interest-free and repayable on demand. The balance was fully repaid in 2009.

c)	The balances between the Company and its related parties as of December 31, 2010 and 2011 are listed below:

	As of December 31,
	2010	2011
	RMB	RMB	US$
Due from related parties:
BKCB	3,014	188	30
BKGI	—	—	—

	3,014	188	30

Prepayment to related parties:
BKCB	7,432	3,716	590
BKGI	11,818	5,909	939

	19,250	9,625	1,529

Due to related parties:
BKCB	4,553	2,511	399
BKGI	—	—	—
Tripod	5,415	5,152	818
Kewen Holding	5,285	5,028	799

	15,253	12,691	2,016

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.